CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Revenues:
Telematics services	$ 182,944		$ 204,728		$ 181,357
Telematics products	62,683		74,604		71,978
Total revenues	245,627		279,332		253,335
Cost of revenues:
Telematics services	81,365		90,158		70,329
Telematics products	48,747		58,656		55,678
Total cost of revenues	130,112		148,814		126,007
Gross profit	115,515		130,518		127,328
Research and development expenses	12,767		13,913		6,223
Selling and marketing expenses	11,014		12,778		11,340
General and administrative expenses	49,705		55,166		47,693
Impairment of goodwill (Note 10)	10,508	[1]	12,292	[2]
Impairment of intangible assets and other expenses (income), net (Note 9)	3,690		13,715		(306)
Operating income	27,831		22,654		62,378
Other income (expense), net (Note 15)	(272)		(26)		13,138
Financing income, net (Note 16)	1,480		576		717
Income before income tax	29,039		23,204		76,233
Income tax expenses (Note 17)	(10,856)		(12,234)		(17,273)
Share in gains (losses) of affiliated companies, net (Note 5A)	(842)		(3,203)		4,219
Net income for the year	17,341		7,767		63,179
Less: Net income attributable to non-controlling interest	(1,218)		(878)		(2,504)
Net income attributable to the Company	$ 16,123		$ 6,889		$ 60,675
Basic and diluted earnings per share attributable to Company's stockholders	$ 0.77		$ 0.33		$ 2.88
Basic and diluted weighted average number of shares outstanding	20,813		21,037		21,077

[1]	As a result of the circumstances described in note 9(**) the company recorded on June 30, 2020, a goodwill impairment in the total amount of US$ 10.5 million in connection with two reporting unit (both units related to Road track operations, see Note 3). One reporting unit within the Telematics services and the other reporting unit within the Telematics product's segments. The impairment was based on valuation performed by the management using the assistance of a third-party appraiser in accordance with the income approach. The significant assumptions used for the assessment were 3.5 years of projected net cash flows, a discount rate of 17.5% and a long-term growth rate of 0.5%. As of December 31, 2020, management preformed additional quantitative analysis and determined that no further impairment is required to be recognized.
[2]	As a result of the circumstances described in note 9(*) the company recorded on December 31, 2019, a goodwill impairment in the total amount of US$ 12.3 million in connection with two reporting units (both units related to Road track operations, see Note 3). One reporting unit within the Telematics services and the other reporting unit within the Telematics product's segments. The impairment was based on valuation performed by the management using the assistance of a third party appraiser in accordance with the income approach. The significant assumptions used for the assessment were discount rate of 14.9% and a long-term growth rate of 0.5%.